Share-based Payment - Schedule of Weighted Average Exercise Price and Weighted Remaining Contractual Life for Outstanding Warrants (Detail)	12 Months Ended
	Dec. 31, 2025 shares € / shares	Dec. 31, 2024 € / shares	Dec. 31, 2023 € / shares	Dec. 31, 2022 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Warrants, Outstanding	5,222,591
Weighted Average Exercise, Outstanding	€ 103.24	€ 93.25	€ 86.38	€ 81.3
Weighted Average Life, Granted	61 months
Granted before January 1, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	January 1, 2023
Number of Warrants, Granted | shares	4,208,147
Weighted Average Exercise, Granted	€ 97.25
Weighted Average Life, Granted	50 months
Granted in 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2023
Number of Warrants, Granted	175,231
Weighted Average Exercise, Granted	€ 92.48
Weighted Average Life, Granted	89 months
Granted in 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2024
Number of Warrants, Granted	430,190
Weighted Average Exercise, Granted	€ 122.52
Weighted Average Life, Granted	102 months
Granted in 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2025
Number of Warrants, Granted	409,023
Weighted Average Exercise, Granted	€ 149.15
Weighted Average Life, Granted	113 months